Note 14 - Other Financial Assets	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other assets [text block]
14.
OTHER FINANCIAL ASSETS

As at
December
31,
2018,
other financial assets consists of the Company’s investment in marketable securities and foreign exchange derivatives comprised of the following:

	December 31, 2018	December 31, 2017
First Mining Gold Corp. (TSX: FF)	$2,753	$7,576
Sprott Physical Silver Trust (NYSE: PSLV)	2,236	2,536
FVTPL marketable securities	$4,989	$10,112
FVTOCI marketable securities	1,431	1,214
Total marketable securities	$6,420	$11,326
Silver future derivatives	2,038	—
Total other financial assets	$8,458	$11,326

(a)	Marketable Securities

Changes in fair value of marketable securities designated as fair value through profit or loss ("FVTPL") for the year ended
December
31,
2018
totalling
$4.7
million (
2017
-
$2.6
million) are recorded through profit or loss, while changes in fair value of marketable securities designated as fair value through other comprehensive income ("FVTOCI") for the year ended
December
31,
2018
totalling
$0.5
million (
2017
-
$0.5
million) are recorded through other comprehensive income and will not
be transferred into (loss) earnings upon disposition or impairment.

(b)	Silver Future Derivatives

As at
December
31,
2018,
the Company carried a long position of
200
silver future contracts for
1,000,000
ounces of silver. The silver future derivatives balance of
$2.0
million (
December 31, 2017
‐$nil
) consisted of an unrealized gain of
$1.3
 million and
$0.7
 million in deposits.